Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross increases-current year tax positions	$ 130
Gross increases-prior year tax positions	612
Unrecognized tax benefit, end of period	$ 742	$ 822